Average Annual Total Returns	0 Months Ended
Aug. 01, 2012
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class A Shares
Average Annual Return:
1 Year	2.02%
5 Years	4.81%
10 Years	4.78%
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	0.65%
5 Years	3.19%
10 Years	3.07%
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	1.46%
5 Years	3.16%
10 Years	3.08%
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class B Shares
Average Annual Return:
1 Year	1.18%
5 Years	4.74%
10 Years	4.51%
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class C Shares
Average Annual Return:
1 Year	5.32%
5 Years	5.10%
10 Years	4.54%
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class I Shares
Average Annual Return:
1 Year	7.29%
5 Years	6.14%
10 Years	5.56%
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class R Shares
Average Annual Return:
1 Year	6.57%
5 Years	5.42%
10 Years	4.85%
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class T Shares
Average Annual Return:
1 Year	2.03%
5 Years	4.94%
10 Years	4.89%
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class W Shares
Average Annual Return:
1 Year	7.04%
5 Years	5.87%
10 Years	5.30%
(Columbia Bond Fund - Y) | (Columbia Bond Fund) | Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Columbia Bond Fund - Y) | (Columbia Bond Fund) | Class Y Shares
Average Annual Return:
1 Year	7.30%
5 Years	6.16%
10 Years	5.57%
(Columbia Bond Fund - Y) | (Columbia Bond Fund) | Class Y Shares | returns after taxes on distributions
Average Annual Return:
1 Year	5.74%
5 Years	4.44%
10 Years	3.82%
(Columbia Bond Fund - Y) | (Columbia Bond Fund) | Class Y Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.90%
5 Years	4.27%
10 Years	3.75%
(Columbia Bond Fund - Z) | (Columbia Bond Fund) | Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Columbia Bond Fund - Z) | (Columbia Bond Fund) | Class Z Shares
Average Annual Return:
1 Year	7.25%
5 Years	6.13%
10 Years	5.56%
(Columbia Bond Fund - Z) | (Columbia Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	5.71%
5 Years	4.41%
10 Years	3.80%
(Columbia Bond Fund - Z) | (Columbia Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.86%
5 Years	4.24%
10 Years	3.74%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Barclays U.S. Corporate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.15%
5 Years	6.82%
10 Years	6.36%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Barclays Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.35%
5 Years	6.80%
10 Years	6.35%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | 85% Barclays Credit Bond Index and 15% JPMorgan Global High Yield Index
Average Annual Return:
1 Year	7.99%
5 Years	7.03%
10 Years	6.83%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | 85% Barclays U.S. Corporate Index and 15% BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index
Average Annual Return:
1 Year	7.63%
5 Years	6.98%
10 Years	6.75%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class A Shares
Average Annual Return:
1 Year	3.32%
5 Years	5.41%
10 Years	5.74%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	1.86%
5 Years	3.42%
10 Years	3.72%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	2.12%
5 Years	3.40%
10 Years	3.67%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class B Shares
Average Annual Return:
1 Year	2.64%
5 Years	5.33%
10 Years	5.47%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class C Shares
Average Annual Return:
1 Year	6.80%
5 Years	5.80%
10 Years	5.63%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class I Shares
Average Annual Return:
1 Year	8.83%
5 Years	6.73%
10 Years	6.57%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class W Shares
Average Annual Return:
1 Year	8.46%
5 Years	6.45%
10 Years	6.30%
(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund) | Barclays U.S. Corporate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.15%
5 Years	6.82%
10 Years	6.36%
(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund) | Barclays Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.35%
5 Years	6.80%
10 Years	6.35%
(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund) | 85% Barclays Credit Bond Index and 15% JPMorgan Global High Yield Index
Average Annual Return:
1 Year	7.99%
5 Years	7.03%
10 Years	6.83%
(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund) | 85% Barclays U.S. Corporate Index and 15% BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index
Average Annual Return:
1 Year	7.63%
5 Years	6.98%
10 Years	6.75%
(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund) | Class Z Shares
Average Annual Return:
1 Year	8.71%
5 Years	6.70%
10 Years	6.56%
(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	7.09%
5 Years	4.59%
10 Years	4.42%
(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	5.62%
5 Years	4.44%
10 Years	4.32%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	(18.42%)
5 Years	2.40%
10 Years	13.86%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class A Shares
Average Annual Return:
1 Year	(23.79%)
5 Years	(1.87%)
10 Years	12.07%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(24.38%)
5 Years	(3.07%)
10 Years	11.26%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(14.47%)
5 Years	(1.33%)
10 Years	11.03%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class C Shares
Average Annual Return:
1 Year	(20.58%)
5 Years	(1.46%)
10 Years	11.90%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class I Shares
Average Annual Return:
1 Year	(18.81%)
5 Years	(0.46%)
10 Years	13.03%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class R Shares
Average Annual Return:
1 Year	(19.31%)
5 Years	(0.99%)
10 Years	12.44%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class W Shares
Average Annual Return:
1 Year	(19.24%)
5 Years	(0.76%)
10 Years	12.72%
(Columbia Emerging Markets Fund - Z) | (Columbia Emerging Markets Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(Columbia Emerging Markets Fund - Z) | (Columbia Emerging Markets Fund) | MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	(18.42%)
5 Years	2.40%
10 Years	13.86%
(Columbia Emerging Markets Fund - Z) | (Columbia Emerging Markets Fund) | Class Z Shares
Average Annual Return:
1 Year	(18.90%)
5 Years	(0.49%)
10 Years	13.01%
(Columbia Emerging Markets Fund - Z) | (Columbia Emerging Markets Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(19.53%)
5 Years	(1.73%)
10 Years	12.18%
(Columbia Emerging Markets Fund - Z) | (Columbia Emerging Markets Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(11.23%)
5 Years	(0.18%)
10 Years	11.90%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | S&P North American Natural Resources Sector Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	(7.35%)
5 Years	4.04%
10 Years	10.99%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class A Shares
Average Annual Return:
1 Year	(16.29%)
5 Years	0.96%
10 Years	10.41%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(16.54%)
5 Years	0.01%
10 Years	8.96%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(10.24%)
5 Years	0.46%
10 Years	8.79%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class B Shares
Average Annual Return:
1 Year	(16.15%)
5 Years	0.86%
10 Years	10.04%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class C Shares
Average Annual Return:
1 Year	(12.67%)
5 Years	1.43%
10 Years	10.26%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class I Shares
Average Annual Return:
1 Year	(10.74%)
5 Years	2.45%
10 Years	11.36%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class R Shares
Average Annual Return:
1 Year	(11.38%)
5 Years	1.82%
10 Years	10.70%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class R4 Shares
Average Annual Return:
1 Year	(11.06%)
5 Years	2.15%
10 Years	11.06%
(Columbia Energy and Natural Resources Fund - Z) | (Columbia Energy and Natural Resources Fund) | S&P North American Natural Resources Sector Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(7.35%)
5 Years	4.04%
10 Years	10.99%
(Columbia Energy and Natural Resources Fund - Z) | (Columbia Energy and Natural Resources Fund) | Class Z Shares
Average Annual Return:
1 Year	(10.92%)
5 Years	2.39%
10 Years	11.33%
(Columbia Energy and Natural Resources Fund - Z) | (Columbia Energy and Natural Resources Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(11.22%)
5 Years	1.41%
10 Years	9.86%
(Columbia Energy and Natural Resources Fund - Z) | (Columbia Energy and Natural Resources Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(6.68%)
5 Years	1.68%
10 Years	9.64%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class A Shares
Average Annual Return:
1 Year	3.01%
5 Years	5.24%
10 Years	5.02%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	1.64%
5 Years	3.49%
10 Years	3.21%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	1.93%
5 Years	3.42%
10 Years	3.19%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class B Shares
Average Annual Return:
1 Year	2.62%
5 Years	5.16%
10 Years	4.75%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class C Shares
Average Annual Return:
1 Year	4.80%
5 Years	5.32%
10 Years	4.90%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class I Shares
Average Annual Return:
1 Year	6.78%
5 Years	6.25%
10 Years	5.82%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class R Shares
Average Annual Return:
1 Year	6.15%
5 Years	5.68%
10 Years	5.28%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class W Shares
Average Annual Return:
1 Year	6.48%
5 Years	6.00%
10 Years	5.60%
(Columbia Intermediate Bond Fund - Z) | (Columbia Intermediate Bond Fund) | Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Columbia Intermediate Bond Fund - Z) | (Columbia Intermediate Bond Fund) | Class Z Shares
Average Annual Return:
1 Year	6.68%
5 Years	6.21%
10 Years	5.81%
(Columbia Intermediate Bond Fund - Z) | (Columbia Intermediate Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	5.17%
5 Years	4.35%
10 Years	3.89%
(Columbia Intermediate Bond Fund - Z) | (Columbia Intermediate Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.31%
5 Years	4.19%
10 Years	3.81%
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | MSCI AC Asia Pacific Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	(15.11%)
5 Years	(1.90%)
10 Years	7.07%
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | Class A Shares
Average Annual Return:
1 Year	(18.66%)
5 Years	(2.13%)
10 Years	6.04%
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(18.80%)
5 Years	(3.40%)
10 Years	5.26%
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(11.88%)
5 Years	(1.87%)
10 Years	5.26%
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | Class C Shares
Average Annual Return:
1 Year	(15.06%)
5 Years	(1.68%)
10 Years	5.90%
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | Class I Shares
Average Annual Return:
1 Year	(13.28%)
5 Years	(0.65%)
10 Years	6.98%
(Columbia Pacific/Asia Fund - Z) | (Columbia Pacific/Asia Fund) | MSCI AC Asia Pacific Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	(15.11%)
5 Years	(1.90%)
10 Years	7.07%
(Columbia Pacific/Asia Fund - Z) | (Columbia Pacific/Asia Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(Columbia Pacific/Asia Fund - Z) | (Columbia Pacific/Asia Fund) | Class Z Shares
Average Annual Return:
1 Year	(13.45%)
5 Years	(0.67%)
10 Years	6.97%
(Columbia Pacific/Asia Fund - Z) | (Columbia Pacific/Asia Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(13.67%)
5 Years	(1.99%)
10 Years	6.17%
(Columbia Pacific/Asia Fund - Z) | (Columbia Pacific/Asia Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(8.41%)
5 Years	(0.66%)
10 Years	6.09%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.64%
5 Years	2.50%
10 Years	2.60%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class A Shares
Average Annual Return:
1 Year	(8.99%)
5 Years	2.05%
10 Years	1.63%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(9.20%)
5 Years	2.00%
10 Years	1.61%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(5.52%)
5 Years	1.75%
10 Years	1.40%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class C Shares
Average Annual Return:
1 Year	(5.08%)
5 Years	2.49%
10 Years	1.47%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class I Shares
Average Annual Return:
1 Year	(2.97%)
5 Years	3.56%
10 Years	2.51%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class R Shares
Average Annual Return:
1 Year	(3.65%)
5 Years	3.02%
10 Years	1.94%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class W Shares
Average Annual Return:
1 Year	(3.40%)
5 Years	3.23%
10 Years	2.21%
(Columbia Select Large Cap Growth Fund - Z) | (Columbia Select Large Cap Growth Fund) | Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.64%
5 Years	2.50%
10 Years	2.60%
(Columbia Select Large Cap Growth Fund - Z) | (Columbia Select Large Cap Growth Fund) | Class Z Shares
Average Annual Return:
1 Year	(3.21%)
5 Years	3.49%
10 Years	2.47%
(Columbia Select Large Cap Growth Fund - Z) | (Columbia Select Large Cap Growth Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(3.43%)
5 Years	3.45%
10 Years	2.45%
(Columbia Select Large Cap Growth Fund - Z) | (Columbia Select Large Cap Growth Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(1.75%)
5 Years	3.00%
10 Years	2.14%
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(4.18%)
5 Years	0.15%
10 Years	5.62%
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(2.91%)
5 Years	2.09%
10 Years	4.48%
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Class A Shares
Average Annual Return:
1 Year	(17.68%)
5 Years	(2.22%)
10 Years	4.43%
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(17.68%)
5 Years	(2.53%)
10 Years	4.09%
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(11.49%)
5 Years	(1.84%)
10 Years	3.88%
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Class C Shares
Average Annual Return:
1 Year	(14.17%)
5 Years	(1.80%)
10 Years	4.27%
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Class R Shares
Average Annual Return:
1 Year	(12.86%)
5 Years	(1.32%)
10 Years	4.80%
(Columbia Select Small Cap Fund - Z) | (Columbia Select Small Cap Fund) | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(4.18%)
5 Years	0.15%
10 Years	5.62%
(Columbia Select Small Cap Fund - Z) | (Columbia Select Small Cap Fund) | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(2.91%)
5 Years	2.09%
10 Years	4.48%
(Columbia Select Small Cap Fund - Z) | (Columbia Select Small Cap Fund) | Class Z Shares
Average Annual Return:
1 Year	(12.50%)
5 Years	(0.84%)
10 Years	5.35%
(Columbia Select Small Cap Fund - Z) | (Columbia Select Small Cap Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(12.50%)
5 Years	(1.15%)
10 Years	5.01%
(Columbia Select Small Cap Fund - Z) | (Columbia Select Small Cap Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(8.13%)
5 Years	(0.68%)
10 Years	4.71%
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Citigroup Bond U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	9.61%
5 Years	6.76%
10 Years	5.68%
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class A Shares
Average Annual Return:
1 Year	3.95%
5 Years	5.35%
10 Years	4.65%
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	2.91%
5 Years	4.02%
10 Years	3.21%
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	2.59%
5 Years	3.81%
10 Years	3.12%
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class B Shares
Average Annual Return:
1 Year	3.37%
5 Years	5.26%
10 Years	4.38%
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class C Shares
Average Annual Return:
1 Year	7.54%
5 Years	5.73%
10 Years	4.53%
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class I Shares
Average Annual Return:
1 Year	9.46%
5 Years	6.63%
10 Years	5.42%
(Columbia U.S. Treasury Index Fund - Z) | (Columbia U.S. Treasury Index Fund) | Citigroup Bond U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	9.61%
5 Years	6.76%
10 Years	5.68%
(Columbia U.S. Treasury Index Fund - Z) | (Columbia U.S. Treasury Index Fund) | Class Z Shares
Average Annual Return:
1 Year	9.46%
5 Years	6.63%
10 Years	5.42%
(Columbia U.S. Treasury Index Fund - Z) | (Columbia U.S. Treasury Index Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	8.26%
5 Years	5.20%
10 Years	3.88%
(Columbia U.S. Treasury Index Fund - Z) | (Columbia U.S. Treasury Index Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	6.16%
5 Years	4.87%
10 Years	3.74%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.39%
5 Years	(2.64%)
10 Years	3.89%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class A Shares
Average Annual Return:
1 Year	(16.13%)
5 Years	(3.13%)
10 Years	3.71%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(16.26%)
5 Years	(3.33%)
10 Years	3.53%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(10.30%)
5 Years	(2.63%)
10 Years	3.20%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class C Shares
Average Annual Return:
1 Year	(12.57%)
5 Years	(2.69%)
10 Years	3.56%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class I Shares
Average Annual Return:
1 Year	(10.79%)
5 Years	(1.75%)
10 Years	4.58%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class R Shares
Average Annual Return:
1 Year	(11.22%)
5 Years	(2.22%)
10 Years	4.07%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class W Shares
Average Annual Return:
1 Year	(11.01%)
5 Years	(1.99%)
10 Years	4.32%
(Columbia Value and Restructuring Fund - Z) | (Columbia Value and Restructuring Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia Value and Restructuring Fund - Z) | (Columbia Value and Restructuring Fund) | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.39%
5 Years	(2.64%)
10 Years	3.89%
(Columbia Value and Restructuring Fund - Z) | (Columbia Value and Restructuring Fund) | Class Z Shares
Average Annual Return:
1 Year	(10.79%)
5 Years	(1.76%)
10 Years	4.57%
(Columbia Value and Restructuring Fund - Z) | (Columbia Value and Restructuring Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(10.97%)
5 Years	(1.99%)
10 Years	4.37%
(Columbia Value and Restructuring Fund - Z) | (Columbia Value and Restructuring Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(6.77%)
5 Years	(1.49%)
10 Years	3.96%